Share-based payments - Summary of Information about Awards Granted (Detail)	12 Months Ended
	Dec. 31, 2017 GBP (£) yr	Dec. 31, 2016 GBP (£) yr	Dec. 31, 2015 GBP (£) yr
Annual Performance Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £	£ 37.81	£ 27.25	£ 25.65
Term (years) | yr	3.0	3.0	3.0
Long Term Incentive Plan [member]
Information regarding option pricing models and assumptions used for grants during the year [line items]
Weighted average share price | £	£ 43.00	£ 28.46	£ 26.34
Expected dividend yield	2.05%	2.55%	2.34%
Risk-free interest rate	0.10%	0.36%	0.59%
Volatility	24.00%	24.00%	22.00%
Term (years) | yr	3.0	3.0	3.0